Earnings per share - Summary Of Weighted Average Number Of Common Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted average common shares outstanding [Line Items]
Number of shares, Common shares issued at the beginning of the period	751,949,461	728,060,549
Number of shares, Treasury stocks	(3,427,497)	(343,991)
Number of shares, Acquisition and retirement of treasury stock etc.	(9,359,809)	(13,500,691)
Number of shares, Acquisition of treasury stock (odd-lot stock at comprehensive share exchange)		(51,621)
Number of shares, Disposal of treasury stock	347,070	1,883,007
Number of shares, Issuance of new shares (comprehensive share exchange)		32,474,711
Accumulated number of shares outstanding during period, Common shares issued at the beginning of the period	275,213,502,726	265,742,100,385
Accumulated number of shares outstanding during period, Treasury stocks	(1,254,463,902)	(125,556,715)
Accumulated number of shares outstanding during period, Acquisition and retirement of treasury stock etc.	(2,742,480,364)	(2,104,222,930)
Accumulated number of shares outstanding during period, Acquisition of treasury stock (odd-lot stock at comprehensive share exchange)		(6,504,246)
Accumulated number of shares outstanding during period, Disposal of treasury stock	89,415,280	171,193,865
Accumulated number of shares outstanding during period, Issuance of new shares (comprehensive share exchange)		4,741,307,806
Accumulated number of shares outstanding during period	271,305,973,740	268,418,318,165
Weighted average number of common shares outstanding	741,273,152	735,392,653	728,000,000